Non-Employee Share-Based Compensation (Details) - USD ($)						12 Months Ended
		Dec. 23, 2025	May 27, 2025	Jan. 02, 2025	Jan. 01, 2025	Dec. 31, 2025	Dec. 31, 2024
Non-Employee Share-Based Compensation [Line Items]
Issuance of value for service (in Dollars)					$ 27,348,750
Fair value of the services (in Dollars)			$ 1,361,938
Share-based compensation expenses (in Dollars)						$ 7,022,746
Unrecognized compensation expenses (in Dollars)						$ 21,687,941
Class B Ordinary Shares [Member]
Non-Employee Share-Based Compensation [Line Items]
Ordinary shares issued	[1]					870,765,000	466,364,286
Class B Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Non-Employee Share-Based Compensation [Line Items]
Issuance of shares for service					99,000,000
Issue ordinary shares				99,000,000
Class B Ordinary Shares [Member] | Two External Consultants [Member]
Non-Employee Share-Based Compensation [Line Items]
Issue ordinary shares			38,500,000
Ordinary shares issued			38,500,000
Class B Ordinary Shares [Member] | Non Employees [Member]
Non-Employee Share-Based Compensation [Line Items]
Issue ordinary shares						137,500,000
2023 Equity Incentive Plan [Member]
Non-Employee Share-Based Compensation [Line Items]
Equity incentive increase amount		230,191,250
2023 Equity Incentive Plan [Member] | Minimum [Member]
Non-Employee Share-Based Compensation [Line Items]
Equity incentive increase amount							55,000,000
2023 Equity Incentive Plan [Member] | Maximum [Member]
Non-Employee Share-Based Compensation [Line Items]
Equity incentive increase amount							137,500,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1). The Pre-Delivery 14,295,000 Shares were not considered outstanding (Note 13).